Current and Deferred Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Components Of Income Tax Expense Benefit [Line Items]
Current tax expense	$ 5,799	$ 4,798	$ 3,988
Deferred tax (benefit)/expense	351	1,076	64
Income Tax Expense, Total	$ 6,150	$ 5,874	$ 4,052